Stock options (Tables)	12 Months Ended
Dec. 31, 2022
Stock options
Schedule of assumptions used to determine the grant date fair value of the stock options

Risk-free rate	2.52%
Expected equity volatility	57.63%
Average share price	32.18
Expected dividend rate	0.00%

Schedule of movements in stock options

	Number of	Weighted average
	stock options	exercise price
Balance, December 31, 2020 and December 31, 2021	50,000	$2.23
Exercised(1)	(40,000)	2.23
Granted(2)	100,000	14.65
Balance, December 31, 2022	110,000

Schedule of stock options issued and outstanding

The following table reflects the stock options issued and outstanding as of December 31, 2022:

		Weighted average			Number of
		remaining	Number of		options	Grant date
	Exercise	exercisable	options		Vested	(exercisable)
Expiry date	price ($)	life (years)	outstanding		(exercisable)	fair value
April 12, 2027	14.65	4.3	100,000	(1)	—	$1,465
August 28, 2028(2)	2.23	5.7	10,000	(3)	—	$100.2